Impairment Losses for Long-Lived Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Impairment losses for long-lived assets	¥ 35,170	¥ 25,196	¥ 128,400
Components and Devices Segment [Member]
Impairment losses for long-lived assets	16,561	18,611	12,022
High Functional Materials and Components Segment [Member]
Impairment losses for long-lived assets	10,956		12,888
Information and Telecommunication Systems Segment [Member]
Impairment losses for long-lived assets			15,752
Automotive Systems Segment [Member]
Impairment losses for long-lived assets			29,240
Digital Media and Consumer Products Segment [Member]
Impairment losses for long-lived assets			¥ 51,695